Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2022	May 31, 2021	May 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties - current		$ 23,245	$ 4,118
Amounts due to related parties - current		226	33
Amounts due from related parties - non current		3,365	4,157
Revenue		41	1,114	$ 479
Loans provided to related parties		41,226	10,486	7,128
Cost		54,695	2,090	4,970
Metropolis [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	998	914
Amounts due to related parties - current	[1]	27	0
Amounts due from related parties - non current	[1]	2,770	3,623
Rental expense	[1]	11,590	11,653	9,615
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[2]	38,130	10,486
Dianshi Jingwei [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		20,181
Loans provided to related parties		3,096		7,128
Cost		52,380	0	0
Others [Member]
Related Party Transaction [Line Items]
Revenue		41	1,114	41
Cost		900	175	3,270
Other Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		2,066	3,204
Amounts due to related parties - current		199	33
Amounts due from related parties - non current		595	534
Fishpond [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue			0	438
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[3]	20,181	0
Amounts due to related parties - current	[3]	0	0
Beijing Dongfang Heli Investment and Developement Ltd ("Dongfang Heli") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost		$ 1,415	$ 1,915	$ 1,700

[1]	Starting in April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the chairman of the Company. As a result, Metropolis became a related party of the Group. As of May 31, 2021 and 2022, the current amounts due from Metropolis were US$914 and US$998, respectively and the non-current amounts due from Metropolis were US$3,623 and US$2,770, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2021 and 2022, the ROU assets related to the leases rented from Metropolis were US$19,158 and US$7,891, respectively, and the relevant lease liabilities were US$18,965 and US$7,826, respectively.
[2]	For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was US$40,197, which was fully impaired given Beijing MaxEn, was being dissolved.
[3]	In April 2016, the Group sold 51% of its equity interest in Dianshi Jingwei which became an equity method investee of the Group. As of May 31, 2020, amounts due from Dianshi Jingwei included five outstanding loans provided by the Group with no interest accrued. For the year ended of May 31, 2021, Dianshi Jingwei fully repaid the loan balance. In October 2021, the Group entered into a purchase agreement with Dianshi Jingwei for the purchase of learning devices of which $52,380 was further recorded as cost. The remaining balance amounting to US$20,181 represents prepayment made to Dianshi Jingwei as of May 31, 2022. Subsequent to May 31, 2022, the Company transferred all its equity interest in Dianshi Jingwei to the founder of Dianshi Jingwei and ceased the business cooperation aforementioned.